Canada Life Insurance Company of America
                Canada Life of America Variable Annuity Account 1
                               Annual Report N-30D
                         File Nos. 811-05817, 333-66564
                               (VariFund Plus(R))

The information required to be contained in this report for the period ending December 31, 2003 includes the following previously filed annual reports for the underlying funds of the above-referenced Registrant, which are incorporated herein by reference:

The Alger American Fund:

Alger American Growth Portfolio
File No. 811-05550
Form N-CSR
Filed via EDGAR and accepted on March 3, 2004
Accession No. 0000930413-04-000802

Alger American Leveraged AllCap Portfolio
File No. 811-05550
Form N-CSR
Filed via EDGAR and accepted on March 3, 2004
Accession No. 0000930413-04-000802

Alger American MidCap Growth Portfolio
File No. 811-05550
Form N-CSR
Filed via EDGAR and accepted on March 3, 2004
Accession No. 0000930413-04-000802

Alger American Small Capitalization Portfolio
File No. 811-05550
Form N-CSR
Filed via EDGAR and accepted on March 3, 2004
Accession No. 0000930413-04-000802

Dreyfus Socially Responsible Growth Fund, Inc.:

Dreyfus Socially Responsible Growth Fund
File No. 811-07044
Form N-CSR
Filed via EDGAR and accepted on March 1, 2004
Accession No. 0000890064-04-000002

Dreyfus Variable Investment Fund:

Dreyfus VIF Appreciation Portfolio
File No. 811-05125
Form N-CSR
Filed via EDGAR and accepted on February 24, 2004
Accession No. 0000813383-04-000007

Dreyfus VIF Growth and Income Portfolio
File No. 811-05125
Form N-CSR
Filed via EDGAR and accepted on February 24, 2004
Accession No. 0000813383-04-000007

Fidelity Investments Variable Insurance Products Fund:

Fidelity VIP Asset ManagerSM Portfolio
File No. 811-03329
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000356494-04-000004

Fidelity VIP ContraFund(R) Portfolio
File No. 811-03329
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000356494-04-000004

Fidelity VIP Growth Portfolio
File No. 811-03329
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000356494-04-000004

Fidelity VIP Growth Opportunities Portfolio
File No. 811-03329
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000356494-04-000004

Fidelity VIP High Income Portfolio
File No. 811-03329
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000356494-04-000004

Fidelity VIP Index 500 Portfolio
File No. 811-03329
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000356494-04-000004

Fidelity VIP Investment Grade Bond Portfolio
File No. 811-03329
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000356494-04-000004

Fidelity VIP Money Market Portfolio
File No. 811-03329
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000356494-04-000004

Fidelity VIP Overseas Portfolio
File No. 811-03329
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000356494-04-000004

Gartmore Variable Insurance Trust:

Gartmore GVIT Developing Markets Fund
File No. 811-03213
Form N-CSR
Filed via EDGAR and accepted on March 11, 2004
Accession No. 0000936329-04-000083

Goldman Sachs Variable Insurance Trust:

Goldman Sachs VIT Capital Growth Fund
File No. 811-08361
Form N-CSR
Filed via EDGAR and accepted on March 8, 2004
Accession No. 0000950123-04-002976

Goldman Sachs VIT CORESM U.S. Equity Fund
File No. 811-08361
Form N-CSR
Filed via EDGAR and accepted on March 8, 2004
Accession No. 0000950123-04-002976

Goldman Sachs VIT Growth & Income Fund
File No. 811-08361
Form N-CSR
Filed via EDGAR and accepted on March 8, 2004
Accession No. 0000950123-04-002976

Janus Aspen Series:

Janus Aspen Flexible Income Portfolio
File No. 811-07736
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000906185-04-000004

Janus Aspen International Growth Portfolio
File No. 811-07736
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000906185-04-000004

Levco Series Trust:

Levco Equity Value Fund
File No. 811-08007
Form N-CSR
Filed via EDGAR and accepted on March 9, 2004
Accession No. 0000930413-04-000957

Seligman Portfolios, Inc.:

Seligman Communications and Information Portfolio
File No. 811-05221
Form N-CSR
Filed via EDGAR and accepted on March 11, 2004
Accession No. 0001015402-04-000905

Seligman Frontier Portfolio
File No. 811-05221
Form N-CSR
Filed via EDGAR and accepted on March 11, 2004
Accession No. 0001015402-04-000905

Seligman Global Technology Portfolio
File No. 811-05221
Form N-CSR
Filed via EDGAR and accepted on March 11, 2004
Accession No. 0001015402-04-000905

Seligman Small-Cap Value Portfolio
File No. 811-05221
Form N-CSR
Filed via EDGAR and accepted on March 11, 2004
Accession No. 0001015402-04-000905

Van Eck Worldwide Insurance Trust:

Van Eck Worldwide Absolute Return Fund
File No. 811-05083
Form N-CSR
Filed via EDGAR and accepted on March 8, 2004
Accession No. 0000930413-04-000925

Van Eck Worldwide Emerging Markets Fund
File No. 811-05083
Form N-CSR
Filed via EDGAR and accepted on March 8, 2004
Accession No. 0000930413-04-000936

Van Eck Worldwide Hard Assets Fund
File No. 811-05083
Form N-CSR
Filed via EDGAR and accepted on March 8, 2004
Accession No. 0000930413-04-000923

Van Eck Worldwide Real Estate Fund
File No. 811-05083
Form N-CSR
Filed via EDGAR and accepted on March 8, 2004
Accession No. 0000930413-04-000929